Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Summary of Future Minimum Payments Under Non-cancelable Operating Leases

Future minimum payments under non-cancelable operating leases with initial terms of one year or more consisted of the following as of December 31, 2019 in accordance with ASC Topic 840 (in thousands):

Year Ending December 31,
2020	$5,509
2021	4,909
2022	3,204
2023	3,026
2024	2,746
Thereafter	699

Total future minimum lease payments	$20,093

Future minimum payments under non-cancelable operating leases with initial terms of one year or more consisted of the following as of December 31, 2019:

Year Ending December 31,
(in thousands)
2020	$5,509
2021	4,909
2022	3,204
2023	3,026
2024	2,746
Thereafter	699

Total future minimum lease payments	$20,093